Current and deferred income tax - Reconciliation of income taxes expenses (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 25, 2019	Apr. 24, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of taxes on income expenses
(Loss) income before income tax			$ (676,658)	$ (215,880)	$ 131,899
Standard rate			24.94%	24.94%	26.01%
Income tax (expense) benefit at standard rate			$ 168,759	$ 53,840	$ (34,307)
Difference in tax rate for subsidiaries outside Luxembourg			36,390	24,698	(11,227)
Special mining levy and special mining tax			(5,909)	(7,431)	(14,565)
Deferred tax on net operating losses			(35,849)
Withholding tax on dividends paid by subsidiaries				(9,764)
Tax effect of translation of non-monetary assets/liabilities to functional currency (iii)			(28,174)	(3,575)	(804)
Impairment of goodwill (iii)			(78,866)
Other permanent tax differences			(32,199)	596	22,146
Income tax (expense) benefit			24,152	58,364	(38,757)
Current			(63,192)	(46,382)	(71,787)
Deferred			$ 87,344	$ 104,746	$ 33,030
Luxembourg
Reconciliation of taxes on income expenses
Standard rate	24.94%	26.01%